Real Estate Transaction - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2014
Real Estate Properties [Line Items]
Annual rental payments	$ 7,112,362	$ 4,314,690
San Antonio Texas
Real Estate Properties [Line Items]
Operating Leases, Term of Contract			15 years
Annual rental payments			2,300,000
Percentage of annual lease escalations			3.00%
Income on underlying sub-lease			2,100,000
Cash received			$ 4,100,000